Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 03, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 03, 2020
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
RWC Global Emerging Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND III

RWC Global Emerging Equity Fund (the "Fund")

Supplement dated April 3, 2020 to:

•	the Fund's Statutory Prospectus, dated January 28, 2020 (the "Prospectus").

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Fund's after-tax returns have been revised. Accordingly, the Prospectus is hereby amended and supplemented as follows:

In the "Performance Information" section of the Fund's Prospectus, the "Average Annual Total Returns" table is hereby deleted and replaced with the following:

RWC Global Emerging Equity Fund	1 Year	Since Inception
Fund Returns Before Taxes
Institutional Class Shares	23.99%	8.34%[1]
Class I Shares	23.80%	(1.15)%[2]
Fund Returns After Taxes on Distributions
Institutional Class Shares	24.01%	8.16%[1]
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	14.46%	6.48%[1]
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	18.42%	11.57%[3]

1	Institutional Class Shares of the Fund were offered beginning December 30, 2016.

2	Class I Shares of the Fund were offered beginning September 8, 2017.

3	Index comparison begins December 30, 2016.

Please retain this supplement for future reference.

RWC-SK-002-0100